Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 169,592,882.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,420.78
Offering Note	(1) In accordance with Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of June 18, 2026, based on the net asset value of Manulife Private Credit Fund ("MPCF") as of March 31, 2026, as disclosed in MPCF's Current Report on Form 10-Q for the quarter ended March 31, 2026. (2) In accordance with Rule 457(o) under the Securities Act, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in note (1) above multiplied the filing fee rate of $138.10 per million dollars.